RESTRUCTURING AND IMPAIRMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 29
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill			102
Impairment of fixed assets			20
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			90
Impairment Restructuring And Others [Abstract]
Restructuring	30	33	166	97
Impairment of long-lived assets	151	131	208	195
Other expenses	(17)	2	(10)	36
Total	$ 164	$ 166	$ 364	$ 328